Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Schedule of estimated useful lives of the related assets

Office furniture and equipment	3 to 10 years
Computer hardware and software	3 to 5 years

Schedule of discontinued operations

	Three Months Ended Sept. 30,		Nine Months Ended Sept. 30,
	2012	2011	2012	2011
Revenue	$177,591	$198,464	$593,256	$690,817

Direct cost and operating expense	(111,135)	(87,399)	(354,600)	(336,714)
Selling, general and administrative expense	(199,604)	(236,391)	(562,079)	(590,857)
Income from discontinued operations before taxes	$(133,148)	$(125,326)	$(323,423)	$(236,754)

	2011	2010
Revenue	$820,925	$1,417,729

Direct cost and operating expense	(388,065)	(517,677)
Selling, general and administrative expense	(812,719)	(898,870)
(Loss) income from discontinued operations before taxes	$(379,859)	$1,182